Accounts Receivable, Net - Accounts Receivable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Receivables [Abstract]
Accounts receivable	$ 1,563
Less allowance for doubtful accounts
Total accounts receivable, net	$ 1,563